Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2012
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001100663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2012
Prospectus Date	rr_ProspectusDate	Dec. 01, 2012